SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 16, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 21, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 05, 2017 CNY (¥)	Jul. 05, 2017 USD ($)	Sep. 26, 2016 CNY (¥)
Foreign Currency Exchange Rate, Translation		6.6369					6.6369
Government Subsidies Recognized		¥ 1,407		¥ 3,688	¥ 4,631
Selling and Marketing Expense		0	$ 0	0	0
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest		(106,261)	$ (16,011)	(76,833)	(17,814)
Retained Earnings (Accumulated Deficit)		(258,060)		(182,386)	(116,808)		$ (38,883)
Working Capital Deficit		¥ 45,045		136,398
Equity Method Investment, Quoted Market Value								¥ 4,500	$ 4,500
Property Transfer Agreement, Proceed Percentage		100.00%	100.00%
Asset Impairment Charges		¥ 25,873	$ 3,898	0	0
Property Purchase Agreement [Member]
Expected Cash Proceeds From Sale Of Office Building and Land Use Right						¥ 16,800
Research and Development [Member]
Government Subsidies Recognized		2,660		10,368
Advertising Expenses [Member]
Advertising Expense		521		3,237	919
Shipping Handling and Transportation Cost [Member]
Selling and Marketing Expense		¥ 1,604		¥ 2,055	¥ 44
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business	¥ 421,000									¥ 400,000
Expected Cash Proceeds From Sale Of Business after Offsetting Certain Payables and Deducting Certain Bank Loans	129,000
Remainig Balance of Cash Consideration to be Received	64,960
Proceeds from Divestiture of Businesses	¥ 64,040